Quarterly Holdings Report
for
Fidelity® VIP Investment Grade Central Fund
September 30, 2023
VIGC-NPRT3-1123
1.837325.117
Nonconvertible Bonds - 26.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	4,584,000	3,366,894
3.8% 12/1/57	4,678,000	2,963,634
4.3% 2/15/30	859,000	782,207
4.75% 5/15/46	4,816,000	3,804,371
Verizon Communications, Inc.:
2.1% 3/22/28	1,835,000	1,576,155
2.55% 3/21/31	1,698,000	1,352,007
3% 3/22/27	397,000	364,247
4.862% 8/21/46	2,282,000	1,885,910
5.012% 4/15/49	89,000	77,587
		16,173,012
Entertainment - 0.3%
The Walt Disney Co.:
3.8% 3/22/30	7,061,000	6,404,756
4.7% 3/23/50	2,229,000	1,887,960
		8,292,716
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	1,100,000	897,136
4.4% 4/1/33	1,073,000	912,628
4.908% 7/23/25	1,184,000	1,156,948
5.25% 4/1/53	1,073,000	802,071
5.375% 5/1/47	5,574,000	4,247,519
5.5% 4/1/63	1,073,000	793,749
6.484% 10/23/45	842,000	735,187
Comcast Corp.:
2.937% 11/1/56	2,100,000	1,193,486
3.9% 3/1/38	329,000	268,700
4.65% 7/15/42	779,000	656,126
Discovery Communications LLC:
3.625% 5/15/30	1,066,000	902,304
4.65% 5/15/50	2,883,000	2,036,645
Fox Corp.:
4.03% 1/25/24	389,000	386,242
4.709% 1/25/29	563,000	532,642
5.476% 1/25/39	555,000	479,647
5.576% 1/25/49	368,000	308,257
Magallanes, Inc.:
3.638% 3/15/25	694,000	669,356
3.755% 3/15/27	1,357,000	1,252,806
4.054% 3/15/29	470,000	418,752
4.279% 3/15/32	1,970,000	1,672,172
5.05% 3/15/42	996,000	770,295
5.141% 3/15/52	1,583,000	1,176,233
Time Warner Cable LLC:
4.5% 9/15/42	283,000	196,068
5.5% 9/1/41	521,000	407,543
5.875% 11/15/40	460,000	381,134
6.55% 5/1/37	6,199,000	5,622,551
7.3% 7/1/38	1,160,000	1,117,451
		29,993,648
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
3.2% 3/15/27	1,461,000	1,336,313
3.8% 3/15/32	1,275,000	1,059,558
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,871,000	1,748,299
3.875% 4/15/30	2,705,000	2,396,551
4.375% 4/15/40	404,000	324,625
4.5% 4/15/50	793,000	608,096
		7,473,442
TOTAL COMMUNICATION SERVICES		61,932,818
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.0%
General Motors Financial Co., Inc. 5.85% 4/6/30	953,000	912,853
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	517,000	484,201
3.6% 7/1/30	615,000	549,044
		1,033,245
Household Durables - 0.1%
Toll Brothers Finance Corp. 4.875% 3/15/27	1,135,000	1,087,106
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	1,348,000	1,300,692
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	234,000	210,834
AutoZone, Inc.:
3.625% 4/15/25	350,000	338,428
4% 4/15/30	1,629,000	1,467,610
Lowe's Companies, Inc.:
3.35% 4/1/27	211,000	196,440
3.75% 4/1/32	649,000	561,970
4.25% 4/1/52	2,647,000	1,952,656
4.45% 4/1/62	2,720,000	1,985,972
4.5% 4/15/30	1,170,000	1,091,737
O'Reilly Automotive, Inc. 4.2% 4/1/30	361,000	329,275
		8,134,922
TOTAL CONSUMER DISCRETIONARY		12,468,818
CONSUMER STAPLES - 1.6%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,842,000	2,604,796
4.9% 2/1/46	3,531,000	3,077,422
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	1,135,000	1,009,817
4.6% 6/1/60	1,135,000	934,199
4.75% 4/15/58	1,764,000	1,479,952
5.8% 1/23/59 (Reg. S)	3,472,000	3,396,463
Molson Coors Beverage Co.:
3% 7/15/26	2,300,000	2,137,524
5% 5/1/42	4,016,000	3,463,978
The Coca-Cola Co.:
3.375% 3/25/27	1,742,000	1,649,816
3.45% 3/25/30	1,064,000	963,071
		20,717,038
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	220,000	185,927
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	4,189,000	3,700,227
3% 5/15/32	3,400,000	2,564,898
3.625% 1/15/32	320,000	254,787
5.125% 2/1/28	1,340,000	1,275,147
5.5% 1/15/30	380,000	354,744
5.75% 4/1/33	2,700,000	2,469,321
		10,805,051
Tobacco - 0.4%
Altria Group, Inc.:
4.25% 8/9/42	1,696,000	1,227,683
4.5% 5/2/43	1,137,000	845,158
4.8% 2/14/29	311,000	295,788
5.375% 1/31/44	1,030,000	923,254
5.95% 2/14/49	407,000	365,507
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	4,751,000	4,576,397
6.125% 7/27/27 (b)	1,136,000	1,132,863
Reynolds American, Inc.:
4.45% 6/12/25	446,000	433,485
5.7% 8/15/35	373,000	333,722
6.15% 9/15/43	1,227,000	1,083,661
7.25% 6/15/37	909,000	918,775
		12,136,293
TOTAL CONSUMER STAPLES		43,658,382
ENERGY - 3.0%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	18,000	17,404
4.85% 11/15/35	661,000	594,435
		611,839
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	2,081,000	2,054,086
5.85% 2/1/35	766,000	718,746
Cenovus Energy, Inc.:
3.75% 2/15/52	2,600,000	1,720,194
5.25% 6/15/37	1,010,000	904,066
Columbia Pipeline Group, Inc. 4.5% 6/1/25	410,000	398,853
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	394,000	388,928
6.036% 11/15/33 (b)	1,061,000	1,035,647
6.497% 8/15/43 (b)	317,000	308,787
6.544% 11/15/53 (b)	571,000	558,225
6.714% 8/15/63 (b)	342,000	333,906
DCP Midstream Operating LP:
5.6% 4/1/44	376,000	331,805
6.45% 11/3/36 (b)	760,000	747,270
6.75% 9/15/37 (b)	1,037,000	1,053,490
Enbridge, Inc.:
4% 10/1/23	863,000	863,000
4.25% 12/1/26	544,000	518,992
Energy Transfer LP:
3.75% 5/15/30	710,000	618,476
3.9% 5/15/24 (c)	405,000	399,597
4.5% 4/15/24	387,000	383,682
4.95% 6/15/28	1,242,000	1,188,617
5% 5/15/50	2,045,000	1,604,195
5.25% 4/15/29	629,000	603,107
5.4% 10/1/47	414,000	341,446
5.8% 6/15/38	692,000	631,642
6% 6/15/48	451,000	400,279
6.25% 4/15/49	432,000	396,369
Enterprise Products Operating LP 3.7% 2/15/26	1,472,000	1,410,308
Hess Corp.:
4.3% 4/1/27	1,500,000	1,424,816
5.6% 2/15/41	4,059,000	3,665,153
7.125% 3/15/33	308,000	325,238
7.3% 8/15/31	411,000	435,345
7.875% 10/1/29	1,346,000	1,459,481
Kinder Morgan Energy Partners LP 6.55% 9/15/40	141,000	135,044
Kinder Morgan, Inc. 5.55% 6/1/45	747,000	641,940
MPLX LP:
4.8% 2/15/29	345,000	327,323
4.875% 12/1/24	839,000	827,108
4.95% 9/1/32	2,116,000	1,927,065
5.5% 2/15/49	1,036,000	876,840
Occidental Petroleum Corp.:
5.55% 3/15/26	1,587,000	1,566,083
6.2% 3/15/40	521,000	496,620
6.45% 9/15/36	1,412,000	1,386,492
6.6% 3/15/46	1,751,000	1,720,498
7.5% 5/1/31	2,356,000	2,500,289
Petroleos Mexicanos:
4.5% 1/23/26	1,632,000	1,451,713
5.95% 1/28/31	1,097,000	781,064
6.35% 2/12/48	4,049,000	2,311,534
6.49% 1/23/27	1,175,000	1,036,938
6.5% 3/13/27	1,481,000	1,298,711
6.5% 1/23/29	1,705,000	1,379,498
6.7% 2/16/32	1,810,000	1,340,305
6.75% 9/21/47	3,713,000	2,174,426
6.84% 1/23/30	5,684,000	4,428,547
6.95% 1/28/60	2,417,000	1,423,915
7.69% 1/23/50	4,972,000	3,177,804
Phillips 66 Co. 3.85% 4/9/25	188,000	182,853
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	405,000	348,149
3.6% 11/1/24	426,000	414,444
Sabine Pass Liquefaction LLC 4.5% 5/15/30	2,447,000	2,244,048
The Williams Companies, Inc.:
3.5% 11/15/30	2,609,000	2,249,552
3.9% 1/15/25	373,000	362,977
4.3% 3/4/24	1,671,000	1,658,345
4.5% 11/15/23	537,000	535,659
4.55% 6/24/24	4,091,000	4,046,681
4.65% 8/15/32	2,206,000	2,006,729
5.3% 8/15/52	500,000	424,952
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	312,000	267,603
3.95% 5/15/50	1,007,000	715,822
Western Gas Partners LP:
3.95% 6/1/25	266,000	255,287
4.5% 3/1/28	613,000	570,430
4.65% 7/1/26	2,778,000	2,668,369
4.75% 8/15/28	354,000	331,081
6.35% 1/15/29	978,000	980,017
		80,696,501
TOTAL ENERGY		81,308,340
FINANCIALS - 13.1%
Banks - 5.8%
Bank of America Corp.:
2.299% 7/21/32 (c)	4,656,000	3,527,992
3.419% 12/20/28 (c)	5,817,000	5,218,131
3.5% 4/19/26	1,541,000	1,454,872
3.95% 4/21/25	1,265,000	1,221,497
4.2% 8/26/24	6,127,000	6,019,724
4.25% 10/22/26	1,307,000	1,241,599
4.45% 3/3/26	465,000	447,856
5.015% 7/22/33 (c)	17,054,000	15,690,450
Barclays PLC:
5.088% 6/20/30 (c)	2,253,000	2,013,479
5.2% 5/12/26	1,908,000	1,838,148
5.829% 5/9/27 (c)	2,670,000	2,622,153
6.224% 5/9/34 (c)	2,277,000	2,156,978
6.692% 9/13/34 (c)	3,300,000	3,221,728
BNP Paribas SA 2.219% 6/9/26 (b)(c)	2,313,000	2,158,520
Citigroup, Inc.:
3.352% 4/24/25 (c)	1,521,000	1,493,872
3.875% 3/26/25	2,914,000	2,815,019
4.3% 11/20/26	532,000	504,397
4.412% 3/31/31 (c)	3,258,000	2,930,790
4.45% 9/29/27	5,245,000	4,924,260
4.6% 3/9/26	673,000	649,722
4.91% 5/24/33 (c)	3,492,000	3,177,394
5.5% 9/13/25	1,694,000	1,673,551
6.174% 5/25/34 (c)	1,574,000	1,504,151
6.27% 11/17/33 (c)	7,000,000	6,979,304
Citizens Financial Group, Inc. 2.638% 9/30/32	1,490,000	1,039,678
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	802,000	674,263
HSBC Holdings PLC:
4.25% 3/14/24	675,000	669,111
4.95% 3/31/30	437,000	408,355
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	1,330,000	1,298,965
5.71% 1/15/26 (b)	3,922,000	3,744,969
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	1,324,000	1,087,831
3.875% 9/10/24	13,419,000	13,143,212
4.125% 12/15/26	4,319,000	4,104,945
4.493% 3/24/31 (c)	3,926,000	3,594,729
4.586% 4/26/33 (c)	12,887,000	11,616,925
4.912% 7/25/33 (c)	5,229,000	4,810,940
5.717% 9/14/33 (c)	2,500,000	2,403,202
NatWest Group PLC 3.073% 5/22/28 (c)	1,427,000	1,272,837
Rabobank Nederland 4.375% 8/4/25	2,285,000	2,205,004
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	1,754,000	1,522,958
6.499% 3/9/29 (c)	2,600,000	2,535,679
Societe Generale:
1.038% 6/18/25 (b)(c)	4,852,000	4,649,817
1.488% 12/14/26 (b)(c)	2,986,000	2,665,800
Wells Fargo & Co.:
2.406% 10/30/25 (c)	1,400,000	1,341,628
3.526% 3/24/28 (c)	2,893,000	2,656,855
4.478% 4/4/31 (c)	4,386,000	3,979,187
4.897% 7/25/33 (c)	5,000,000	4,525,001
5.013% 4/4/51 (c)	6,470,000	5,436,306
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,139,000	983,646
		157,857,430
Capital Markets - 3.0%
Affiliated Managers Group, Inc. 3.5% 8/1/25	1,700,000	1,614,851
Ares Capital Corp. 3.875% 1/15/26	3,822,000	3,576,300
Deutsche Bank AG 4.5% 4/1/25	3,669,000	3,529,765
Deutsche Bank AG New York Branch 6.72% 1/18/29 (c)	1,600,000	1,590,490
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	2,893,000	2,203,276
3.102% 2/24/33 (c)	1,545,000	1,235,547
3.691% 6/5/28 (c)	12,774,000	11,772,418
3.8% 3/15/30	4,751,000	4,192,322
4.25% 10/21/25	696,000	670,711
6.75% 10/1/37	689,000	697,714
Moody's Corp.:
3.25% 1/15/28	732,000	671,152
3.75% 3/24/25	1,557,000	1,511,607
Morgan Stanley:
3.125% 7/27/26	6,737,000	6,257,294
3.622% 4/1/31 (c)	3,078,000	2,651,616
3.625% 1/20/27	3,374,000	3,149,747
4.431% 1/23/30 (c)	1,348,000	1,247,095
4.889% 7/20/33 (c)	6,522,000	5,926,057
5% 11/24/25	4,489,000	4,399,827
5.424% 7/21/34 (c)	3,524,000	3,324,160
6.296% 10/18/28 (c)	2,500,000	2,519,176
6.342% 10/18/33 (c)	5,000,000	5,028,496
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	1,534,000	1,480,912
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,788,000	1,560,672
2.593% 9/11/25 (b)(c)	3,245,000	3,123,246
3.75% 3/26/25	1,429,000	1,374,426
3.869% 1/12/29 (b)(c)	1,233,000	1,116,831
4.125% 9/24/25 (b)	1,614,000	1,546,933
4.194% 4/1/31 (b)(c)	2,950,000	2,576,072
4.55% 4/17/26	790,000	758,759
		81,307,472
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,388,000	3,222,805
2.45% 10/29/26	1,236,000	1,107,080
2.875% 8/14/24	1,839,000	1,786,203
3% 10/29/28	1,295,000	1,110,434
3.3% 1/30/32	1,385,000	1,100,953
3.5% 1/15/25	2,546,000	2,456,011
4.45% 4/3/26	959,000	920,685
4.875% 1/16/24	1,538,000	1,531,837
6.5% 7/15/25	1,112,000	1,113,282
Ally Financial, Inc.:
1.45% 10/2/23	678,000	678,000
5.125% 9/30/24	656,000	645,820
5.8% 5/1/25	1,606,000	1,577,752
6.7% 2/14/33	5,000,000	4,340,452
7.1% 11/15/27	2,560,000	2,559,676
8% 11/1/31	829,000	836,987
Capital One Financial Corp.:
2.636% 3/3/26 (c)	1,495,000	1,410,933
3.273% 3/1/30 (c)	1,912,000	1,599,387
3.65% 5/11/27	4,134,000	3,779,292
3.8% 1/31/28	2,165,000	1,952,646
4.927% 5/10/28 (c)	2,300,000	2,182,834
4.985% 7/24/26 (c)	2,151,000	2,087,014
5.247% 7/26/30 (c)	2,770,000	2,567,834
5.468% 2/1/29 (c)	1,952,000	1,858,111
5.817% 2/1/34 (c)	2,680,000	2,415,214
Discover Financial Services:
3.95% 11/6/24	873,000	848,973
4.1% 2/9/27	875,000	799,498
4.5% 1/30/26	1,437,000	1,374,300
6.7% 11/29/32	537,000	519,081
Ford Motor Credit Co. LLC:
4.063% 11/1/24	5,400,000	5,227,793
5.584% 3/18/24	1,916,000	1,903,879
Synchrony Financial:
3.95% 12/1/27	2,356,000	2,070,877
4.25% 8/15/24	2,051,000	2,003,011
4.375% 3/19/24	1,677,000	1,656,455
5.15% 3/19/29	2,576,000	2,307,185
		63,552,294
Financial Services - 1.0%
AIG Global Funding 5.9% 9/19/28 (b)	1,659,000	1,653,281
Blackstone Private Credit Fund:
4.7% 3/24/25	5,035,000	4,884,503
7.05% 9/29/25	2,656,000	2,660,076
Brixmor Operating Partnership LP:
4.05% 7/1/30	1,554,000	1,356,647
4.125% 6/15/26	1,425,000	1,341,958
4.125% 5/15/29	1,549,000	1,379,719
Corebridge Financial, Inc.:
3.5% 4/4/25	646,000	619,786
3.65% 4/5/27	2,280,000	2,110,658
3.85% 4/5/29	904,000	812,048
3.9% 4/5/32	1,076,000	905,450
4.35% 4/5/42	245,000	185,254
4.4% 4/5/52	724,000	529,661
Equitable Holdings, Inc. 4.35% 4/20/28	1,304,000	1,214,028
Jackson Financial, Inc.:
3.125% 11/23/31	273,000	209,233
5.17% 6/8/27	1,014,000	977,438
5.67% 6/8/32	1,092,000	1,021,488
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	1,871,000	1,861,679
Pine Street Trust I 4.572% 2/15/29 (b)	1,750,000	1,574,705
Pine Street Trust II 5.568% 2/15/49 (b)	1,748,000	1,437,776
		26,735,388
Insurance - 0.9%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,070,000	720,310
3.375% 4/7/30 (b)	2,257,000	1,976,059
American International Group, Inc. 2.5% 6/30/25	2,432,000	2,294,178
Five Corners Funding Trust II 2.85% 5/15/30 (b)	3,419,000	2,850,784
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	1,255,000	1,183,824
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	1,220,000	1,157,047
4.75% 3/15/39	560,000	491,495
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	1,782,000	1,084,620
MetLife, Inc. 5.375% 7/15/33	3,527,000	3,390,576
Pacific LifeCorp 5.125% 1/30/43 (b)	1,611,000	1,404,270
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600,000	562,200
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	1,640,000	1,380,209
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	543,000	528,634
Unum Group:
3.875% 11/5/25	1,491,000	1,425,201
4% 6/15/29	1,353,000	1,216,596
5.75% 8/15/42	2,232,000	1,942,610
		23,608,613
TOTAL FINANCIALS		353,061,197
HEALTH CARE - 1.4%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28	1,463,000	1,438,854
5.25% 3/2/30	1,336,000	1,305,254
5.25% 3/2/33	1,508,000	1,441,586
5.6% 3/2/43	1,433,000	1,332,235
5.65% 3/2/53	712,000	666,377
5.75% 3/2/63	1,298,000	1,197,380
		7,381,686
Health Care Providers & Services - 0.9%
Centene Corp.:
2.45% 7/15/28	3,009,000	2,542,047
2.625% 8/1/31	1,403,000	1,074,859
3.375% 2/15/30	1,564,000	1,304,489
4.25% 12/15/27	1,762,000	1,624,405
4.625% 12/15/29	2,738,000	2,465,925
Cigna Group:
3.05% 10/15/27	982,000	892,695
4.375% 10/15/28	1,860,000	1,759,951
4.8% 8/15/38	1,158,000	1,020,051
4.9% 12/15/48	1,157,000	975,031
CVS Health Corp.:
3% 8/15/26	192,000	178,503
3.625% 4/1/27	551,000	514,792
4.78% 3/25/38	1,830,000	1,575,904
5% 1/30/29	1,114,000	1,077,686
5.25% 1/30/31	457,000	439,096
HCA Holdings, Inc.:
3.5% 9/1/30	1,260,000	1,065,992
3.625% 3/15/32	287,000	237,891
5.625% 9/1/28	1,311,000	1,278,464
5.875% 2/1/29	1,446,000	1,422,544
Humana, Inc. 3.7% 3/23/29	827,000	754,408
Sabra Health Care LP 3.2% 12/1/31	2,870,000	2,147,514
Toledo Hospital 5.325% 11/15/28	647,000	510,321
		24,862,568
Pharmaceuticals - 0.2%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	1,338,000	1,288,283
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	409,000	397,753
Mylan NV 4.55% 4/15/28	1,227,000	1,128,611
Utah Acquisition Sub, Inc. 3.95% 6/15/26	782,000	732,535
Viatris, Inc.:
1.65% 6/22/25	302,000	278,958
2.7% 6/22/30	1,533,000	1,198,431
3.85% 6/22/40	668,000	435,060
4% 6/22/50	1,153,000	697,027
		6,156,658
TOTAL HEALTH CARE		38,400,912
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	696,000	606,062
The Boeing Co.:
5.04% 5/1/27	909,000	887,512
5.15% 5/1/30	909,000	868,548
5.705% 5/1/40	920,000	848,794
5.805% 5/1/50	920,000	833,076
5.93% 5/1/60	908,000	815,310
		4,859,302
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	317,000	309,386
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.375% 7/1/25	1,977,000	1,878,139
4.25% 2/1/24	1,761,000	1,748,748
4.25% 9/15/24	1,093,000	1,073,549
		4,700,436
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	640,000	626,429
4.25% 4/15/26 (b)	485,000	455,850
4.375% 5/1/26 (b)	1,433,000	1,345,496
5.25% 5/15/24 (b)	1,170,000	1,158,747
6.375% 5/4/28 (b)	2,451,000	2,408,117
		5,994,639
TOTAL INDUSTRIALS		15,863,763
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	397,000	396,471
6.02% 6/15/26	480,000	481,872
6.1% 7/15/27	729,000	738,073
6.2% 7/15/30	631,000	636,166
		2,252,582
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	510,000	434,775
2.45% 2/15/31 (b)	4,340,000	3,392,166
2.6% 2/15/33 (b)	4,340,000	3,236,269
3.5% 2/15/41 (b)	3,505,000	2,436,123
3.75% 2/15/51 (b)	1,645,000	1,099,762
		10,599,095
Software - 0.3%
Oracle Corp.:
1.65% 3/25/26	1,992,000	1,804,329
2.3% 3/25/28	3,147,000	2,726,441
2.8% 4/1/27	1,797,000	1,631,621
2.875% 3/25/31	3,303,000	2,697,989
3.6% 4/1/40	1,797,000	1,298,407
		10,158,787
TOTAL INFORMATION TECHNOLOGY		23,010,464
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	1,381,000	1,363,643
6.55% 11/15/30	1,399,000	1,369,104
6.7% 11/15/33	817,000	795,280
		3,528,027
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	1,278,000	1,191,111
American Homes 4 Rent LP:
2.375% 7/15/31	231,000	176,121
3.625% 4/15/32	989,000	818,336
Boston Properties, Inc.:
3.25% 1/30/31	1,190,000	935,927
4.5% 12/1/28	1,193,000	1,080,213
6.75% 12/1/27	1,655,000	1,663,747
Corporate Office Properties LP:
2% 1/15/29	199,000	155,865
2.25% 3/15/26	510,000	459,155
2.75% 4/15/31	509,000	382,032
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	402,000	334,722
3.5% 8/1/26	419,000	389,229
Healthpeak OP, LLC:
3.25% 7/15/26	176,000	165,433
3.5% 7/15/29	201,000	177,298
Hudson Pacific Properties LP 4.65% 4/1/29	2,374,000	1,787,255
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,453,000	1,249,687
Kite Realty Group Trust:
4% 3/15/25	1,912,000	1,830,777
4.75% 9/15/30	2,980,000	2,653,229
LXP Industrial Trust (REIT):
2.7% 9/15/30	560,000	433,644
4.4% 6/15/24	442,000	433,844
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,945,000	1,423,346
3.375% 2/1/31	1,027,000	802,901
3.625% 10/1/29	1,814,000	1,512,176
4.5% 1/15/25	821,000	797,884
4.5% 4/1/27	4,967,000	4,627,184
4.75% 1/15/28	1,958,000	1,812,037
4.95% 4/1/24	415,000	412,059
5.25% 1/15/26	1,744,000	1,699,723
Piedmont Operating Partnership LP 2.75% 4/1/32	451,000	293,878
Realty Income Corp.:
2.2% 6/15/28	244,000	208,529
2.85% 12/15/32	301,000	235,135
3.25% 1/15/31	313,000	263,011
3.4% 1/15/28	489,000	445,270
Retail Opportunity Investments Partnership LP:
4% 12/15/24	300,000	290,183
5% 12/15/23	226,000	225,411
Simon Property Group LP 2.45% 9/13/29	499,000	414,976
SITE Centers Corp.:
3.625% 2/1/25	694,000	660,654
4.25% 2/1/26	906,000	848,232
Store Capital Corp.:
2.75% 11/18/30	2,676,000	1,917,027
4.625% 3/15/29	550,000	470,445
Sun Communities Operating LP:
2.3% 11/1/28	512,000	424,926
2.7% 7/15/31	1,323,000	1,018,215
Ventas Realty LP:
3% 1/15/30	2,340,000	1,941,914
3.5% 2/1/25	1,976,000	1,901,435
4% 3/1/28	688,000	631,491
4.125% 1/15/26	478,000	457,486
4.375% 2/1/45	234,000	168,029
4.75% 11/15/30	3,072,000	2,809,466
VICI Properties LP:
4.375% 5/15/25	256,000	247,430
4.75% 2/15/28	2,029,000	1,897,661
4.95% 2/15/30	2,648,000	2,422,834
5.125% 5/15/32	720,000	644,453
Vornado Realty LP 2.15% 6/1/26	578,000	491,385
WP Carey, Inc.:
2.4% 2/1/31	1,166,000	903,135
3.85% 7/15/29	391,000	345,607
4% 2/1/25	1,644,000	1,598,662
		53,581,815
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 11/15/27	1,415,000	1,170,723
4.1% 10/1/24	1,555,000	1,507,135
4.55% 10/1/29	1,792,000	1,392,599
7.8% 3/15/28	2,334,000	2,172,754
CBRE Group, Inc. 2.5% 4/1/31	1,708,000	1,323,932
Tanger Properties LP:
2.75% 9/1/31	1,346,000	970,848
3.125% 9/1/26	1,874,000	1,693,395
		10,231,386
TOTAL REAL ESTATE		63,813,201
UTILITIES - 1.1%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32	2,030,000	1,694,906
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,057,000	882,933
3.743% 5/1/26	4,043,000	3,769,875
Duke Energy Corp. 2.45% 6/1/30	854,000	693,431
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	405,000	314,953
2.775% 1/7/32 (b)	1,402,000	1,042,621
Entergy Corp. 2.8% 6/15/30	876,000	726,723
Exelon Corp.:
2.75% 3/15/27	449,000	407,731
3.35% 3/15/32	546,000	454,398
4.05% 4/15/30	534,000	480,605
4.1% 3/15/52	404,000	292,164
4.7% 4/15/50	238,000	190,213
IPALCO Enterprises, Inc. 3.7% 9/1/24	662,000	646,569
Southern Co. 5.7% 3/15/34	2,053,000	2,010,591
		13,607,713
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	478,793	482,130
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 3.55% 6/15/26	580,000	544,817
The AES Corp.:
2.45% 1/15/31	673,000	517,581
3.3% 7/15/25 (b)	2,635,000	2,495,810
3.95% 7/15/30 (b)	2,298,000	1,980,692
		5,538,900
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	3,813,000	3,714,298
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	242,000	212,450
NiSource, Inc.:
2.95% 9/1/29	2,624,000	2,261,571
3.6% 5/1/30	1,602,000	1,395,453
Puget Energy, Inc.:
4.1% 6/15/30	1,032,000	899,210
4.224% 3/15/32	1,875,000	1,599,919
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.7387% 5/15/67 (c)(d)	437,000	391,121
		10,474,022
TOTAL UTILITIES		30,102,765
TOTAL NONCONVERTIBLE BONDS (Cost $821,342,588)		727,148,687

U.S. Treasury Obligations - 44.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	12,353,900	7,090,946
1.75% 8/15/41	43,542,800	27,115,599
1.875% 11/15/51	13,856,800	7,723,542
2% 11/15/41	16,500,000	10,707,598
2% 8/15/51	56,304,200	32,489,283
2.25% 2/15/52	36,300,000	22,276,289
2.875% 5/15/52	23,300,000	16,520,246
3% 2/15/47	25,251,500	18,542,098
3.375% 8/15/42	34,200,000	27,710,016
3.625% 5/15/53	26,100,000	21,609,984
4.125% 8/15/53	51,301,000	46,571,689
U.S. Treasury Notes:
0.25% 7/31/25	41,520,600	38,017,299
0.375% 12/31/25	17,431,400	15,758,394
0.75% 3/31/26	52,072,200	47,088,728
0.75% 4/30/26	41,407,700	37,300,897
0.75% 8/31/26	15,336,200	13,657,006
1.25% 5/31/28	63,257,700	54,325,021
1.75% 1/31/29	24,900,000	21,520,992
1.875% 2/28/27	6,800,000	6,189,063
2.375% 3/31/29	20,000,000	17,806,250
2.5% 3/31/27	25,000,000	23,221,680
2.75% 8/15/32	36,698,000	31,778,174
2.875% 5/15/32	31,874,000	27,978,151
3.375% 5/15/33	74,100,000	67,199,438
3.5% 2/15/33	63,000,000	57,802,500
3.75% 6/30/30	64,800,000	61,504,312
3.875% 11/30/27	55,000,000	53,315,625
3.875% 12/31/27	75,000,000	72,701,393
3.875% 11/30/29	123,000,000	117,887,822
3.875% 12/31/29	85,000,000	81,424,024
3.875% 8/15/33	5,308,000	5,015,231
4% 6/30/28	17,000,000	16,546,445
4.125% 10/31/27	10,000,000	9,787,109
4.125% 8/31/30	24,900,000	24,168,563
4.125% 11/15/32	71,600,000	69,054,843
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,386,918,387)		1,209,406,250

U.S. Government Agency - Mortgage Securities - 26.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.2%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.310% 4.438% 5/1/34 (c)(d)	7,179	7,178
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.420% 4.572% 9/1/33 (c)(d)	17,086	16,994
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	817	823
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	2,057	2,080
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 6.44% 10/1/33 (c)(d)	1,105	1,115
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.103% 7/1/35 (c)(d)	1,107	1,119
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.911% 11/1/36 (c)(d)	21,987	22,167
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.192% 6/1/42 (c)(d)	13,843	14,017
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.105% 5/1/36 (c)(d)	16,358	16,552
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.454% 7/1/35 (c)(d)	1,534	1,544
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 4.163% 2/1/36 (c)(d)	6,483	6,546
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	6,523	6,617
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.068% 9/1/41 (c)(d)	5,372	5,442
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.051% 7/1/41 (c)(d)	10,629	10,796
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.195% 12/1/35 (c)(d)	6,603	6,698
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 4.08% 10/1/41 (c)(d)	4,512	4,470
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.557% 9/1/36 (c)(d)	12,273	12,438
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	4,647	4,728
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (c)(d)	17,447	17,600
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	1,575	1,589
U.S. TREASURY 1 YEAR INDEX + 2.220% 4.405% 8/1/36 (c)(d)	20,205	20,493
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.474% 10/1/33 (c)(d)	2,592	2,626
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.878% 5/1/35 (c)(d)	2,615	2,656
1.5% 11/1/35 to 6/1/51 (e)	10,589,870	8,590,058
2% 10/1/35 to 2/1/52	50,128,692	39,530,476
2.5% 7/1/31 to 5/1/53	55,524,959	45,089,182
3% 8/1/32 to 2/1/52	19,613,355	16,890,732
3.5% 8/1/34 to 3/1/52	15,398,512	13,795,660
4% 7/1/39 to 4/1/52	10,072,509	9,166,435
4.5% to 4.5% 5/1/25 to 12/1/52	10,321,044	9,679,506
5% 9/1/25 to 12/1/52	4,708,596	4,479,678
5.5% 10/1/52 to 8/1/53	14,363,201	13,944,292
6% 10/1/34 to 6/1/53	6,509,824	6,500,787
6.5% 12/1/23 to 9/1/53	877,714	893,494
7% to 7% 5/1/24 to 2/1/29	18,241	18,623
7.5% to 7.5% 9/1/25 to 11/1/31	24,641	25,210
8.5% 6/1/25	63	63
TOTAL FANNIE MAE		168,790,484
Freddie Mac - 5.4%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 3.873% 3/1/36 (c)(d)	13,427	13,418
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 6.391% 4/1/35 (c)(d)	11,024	11,152
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(d)	2,108	2,124
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.675% 9/1/41 (c)(d)	8,104	8,202
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.212% 5/1/41 (c)(d)	15,207	15,361
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(d)	17,680	17,864
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.698% 6/1/41 (c)(d)	16,325	16,514
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	5,297	5,366
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	163	163
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 4.41% 11/1/35 (c)(d)	2,718	2,758
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 7.546% 10/1/35 (c)(d)	1,816	1,868
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	1,700	1,714
1.5% 8/1/35 to 4/1/51	27,767,990	21,894,365
2% 6/1/35 to 3/1/52	29,256,689	23,695,927
2.5% 8/1/32 to 8/1/52	32,794,842	26,501,080
3% 6/1/31 to 3/1/52	9,775,240	8,267,425
3.5% 3/1/32 to 4/1/52	31,836,987	28,308,541
4% 5/1/37 to 10/1/52	7,774,585	7,118,833
4.5% 7/1/25 to 10/1/52 (e)	8,163,354	7,633,109
5% 1/1/40 to 12/1/52	4,598,121	4,382,501
5.5% 9/1/52 to 10/1/53 (e)	14,106,432	13,710,727
6% 4/1/32 to 6/1/53	1,948,405	1,939,146
6.5% 1/1/53 to 9/1/53	1,324,026	1,336,852
7.5% 8/1/26 to 11/1/31	2,994	3,095
8% 4/1/27 to 5/1/27	235	239
8.5% 5/1/27 to 1/1/28	419	428
TOTAL FREDDIE MAC		144,888,772
Ginnie Mae - 4.5%
3% 12/20/42 to 4/20/47	1,987,426	1,721,751
3.5% 12/20/40 to 1/20/50	1,410,397	1,257,295
4% 3/15/40 to 4/20/48	5,536,917	5,100,334
4.5% 5/15/39 to 5/20/41	1,197,127	1,139,453
5% 3/15/39 to 4/20/48	670,231	652,870
6.5% 4/15/35 to 11/15/35	14,580	14,889
7% 1/15/28 to 7/15/32	78,731	80,129
7.5% to 7.5% 1/15/24 to 10/15/28	12,862	13,051
8% 3/15/30 to 9/15/30	1,997	2,069
2% 11/20/50 to 2/20/51	8,710,159	6,916,015
2% 10/1/53 (f)	900,000	711,732
2% 10/1/53 (f)	11,450,000	9,054,817
2% 10/1/53 (f)	7,650,000	6,049,725
2% 10/1/53 (f)	2,500,000	1,977,034
2% 10/1/53 (f)	4,100,000	3,242,336
2% 10/1/53 (f)	6,400,000	5,061,208
2.5% 6/20/51 to 12/20/51	5,685,644	4,652,308
2.5% 10/1/53 (f)	2,450,000	2,001,998
2.5% 10/1/53 (f)	7,450,000	6,087,707
2.5% 10/1/53 (f)	4,900,000	4,003,995
2.5% 10/1/53 (f)	2,450,000	2,001,998
2.5% 10/1/53 (f)	1,000,000	817,142
2.5% 10/1/53 (f)	2,425,000	1,981,569
2.5% 10/1/53 (f)	1,825,000	1,491,284
2.5% 10/1/53 (f)	2,600,000	2,124,569
2.5% 11/1/53 (f)	10,300,000	8,421,792
3% 10/1/53 (f)	5,650,000	4,788,069
3% 10/1/53 (f)	5,700,000	4,830,441
3% 10/1/53 (f)	3,975,000	3,368,597
3% 10/1/53 (f)	4,000,000	3,389,783
3% 11/1/53 (f)	4,700,000	3,984,464
3% 11/1/53 (f)	4,700,000	3,984,464
3.5% 10/1/53 (f)	1,400,000	1,226,475
3.5% 10/1/53 (f)	4,700,000	4,117,452
3.5% 10/1/53 (f)	1,450,000	1,270,278
3.5% 10/1/53 (f)	1,500,000	1,314,081
3.5% 10/1/53 (f)	900,000	788,448
3.5% 10/1/53 (f)	550,000	481,830
4% 10/1/53 (f)	3,650,000	3,288,550
4.5% 10/1/53 (f)	4,800,000	4,433,587
5.5% 10/1/53 (f)	5,200,000	5,046,618
TOTAL GINNIE MAE		122,892,207
Uniform Mortgage Backed Securities - 10.7%
2% 10/1/53 (f)	17,000,000	12,922,559
2% 10/1/53 (f)	6,800,000	5,169,023
2% 10/1/53 (f)	6,800,000	5,169,023
2% 10/1/53 (f)	10,200,000	7,753,535
2% 10/1/53 (f)	15,050,000	11,440,265
2% 10/1/53 (f)	5,100,000	3,876,768
2% 10/1/53 (f)	32,200,000	24,476,846
2% 10/1/53 (f)	7,850,000	5,967,181
2% 10/1/53 (f)	175,000	133,026
2% 10/1/53 (f)	18,675,000	14,195,811
2% 10/1/53 (f)	6,175,000	4,693,929
2% 10/1/53 (f)	9,500,000	7,221,430
2% 11/1/53 (f)	6,175,000	4,701,166
2% 11/1/53 (f)	11,550,000	8,793,274
2% 11/1/53 (f)	18,850,000	14,350,927
2% 11/1/53 (f)	9,500,000	7,232,563
2% 11/1/53 (f)	18,850,000	14,350,927
2% 11/1/53 (f)	11,700,000	8,907,472
2% 11/1/53 (f)	9,300,000	7,080,298
2.5% 10/1/38 (f)	300,000	264,070
2.5% 10/1/53 (f)	5,475,000	4,342,570
2.5% 10/1/53 (f)	8,450,000	6,702,232
2.5% 10/1/53 (f)	10,000,000	7,931,635
2.5% 11/1/53 (f)	10,850,000	8,616,843
2.5% 11/1/53 (f)	5,200,000	4,129,731
3% 10/1/53 (f)	10,250,000	8,474,272
3% 10/1/53 (f)	20,450,000	16,907,205
3% 10/1/53 (f)	3,275,000	2,707,633
3% 10/1/53 (f)	4,900,000	4,051,115
3% 11/1/53 (f)	12,550,000	10,387,582
3% 11/1/53 (f)	10,050,000	8,318,343
3.5% 10/1/53 (f)	6,700,000	5,760,952
3.5% 10/1/53 (f)	2,300,000	1,977,640
3.5% 11/1/53 (f)	5,750,000	4,975,996
4% 10/1/53 (f)	8,475,000	7,548,043
4% 10/1/53 (f)	7,700,000	6,857,809
5% 10/1/53 (f)	350,000	330,272
6.5% 10/1/53 (f)	3,100,000	3,114,817
6.5% 10/1/53 (f)	7,000,000	7,033,459
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		288,868,242
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $772,090,646)		725,439,705

Asset-Backed Securities - 5.6%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	723,314	466,544
Series 2019-1 Class A, 3.844% 5/15/39 (b)	458,401	343,814
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	1,292,970	1,124,800
Class B, 4.458% 10/16/39 (b)	315,410	126,146
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,554,726	1,368,190
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,977,998	2,546,070
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 1/15/32 (b)(c)(d)	529,405	527,150
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7096% 10/17/34 (b)(c)(d)	2,489,000	2,468,774
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6996% 10/17/34 (b)(c)(d)	1,280,878	1,273,038
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5778% 4/20/34 (b)(c)(d)	3,132,569	3,097,657
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8261% 7/20/35 (b)(c)(d)	1,736,000	1,728,233
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7278% 7/20/34 (b)(c)(d)	1,532,085	1,517,978
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	419,815	365,239
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8896% 10/15/32 (b)(c)(d)	1,676,859	1,677,617
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6428% 4/25/34 (b)(c)(d)	1,039,487	1,026,054
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6996% 7/15/34 (b)(c)(d)	1,931,133	1,913,726
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.638% 1/15/35 (b)(c)(d)	2,545,000	2,508,474
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6396% 4/15/34 (b)(c)(d)	2,173,138	2,146,745
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8196% 4/17/33 (b)(c)(d)	665,897	662,440
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/36 (b)(c)(d)	1,292,534	1,284,142
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6328% 4/25/34 (b)(c)(d)	2,282,638	2,260,353
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8078% 1/20/32 (b)(c)(d)	2,070,385	2,066,132
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.608% 1/17/35 (b)(c)(d)	2,560,000	2,532,303
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6996% 1/15/35 (b)(c)(d)	1,953,217	1,937,279
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	1,900,517	1,749,749
Class AA, 2.487% 12/16/41 (b)(c)	118,184	113,902
Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,205,145	1,882,572
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5596% 4/15/29 (b)(c)(d)	1,803,561	1,797,957
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	1,175,881	1,045,728
Class B, 5.095% 4/15/39 (b)	666,261	427,037
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	666,196	605,695
Series 2021-1A Class A, 3.474% 1/15/46 (b)	367,169	338,706
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6878% 10/20/32 (b)(c)(d)	1,561,530	1,549,200
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6461% 4/20/35 (b)(c)(d)	2,429,000	2,408,251
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(c)(d)	1,198,676	1,188,080
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(c)(d)	1,848,000	1,847,490
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6378% 4/20/34 (b)(c)(d)	1,887,884	1,864,287
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7578% 10/20/34 (b)(c)(d)	1,944,015	1,913,235
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7878% 4/20/34 (b)(c)(d)	2,085,721	2,065,638
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0456% 7/24/34 (b)(c)(d)	2,607,000	2,594,930
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8978% 1/20/34 (b)(c)(d)	2,729,841	2,715,553
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	1,747,305	1,586,343
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6261% 4/20/35 (b)(c)(d)	2,990,000	2,948,565
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(c)(d)	2,447,693	2,431,484
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7915% 1/18/32 (b)(c)(d)	1,582,694	1,579,793
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7496% 4/17/33 (b)(c)(d)	1,318,912	1,301,802
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/35 (b)(c)(d)	3,517,039	3,485,417
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7714% 2/20/35 (b)(c)(d)	2,075,083	2,050,873
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 4/15/31 (b)(c)(d)	885,205	879,487
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 1/15/35 (b)(c)(d)	2,283,000	2,258,501
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8196% 1/15/34 (b)(c)(d)	444,749	441,053
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.6917% 7/19/34 (b)(c)(d)	1,392,832	1,383,774
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7134% 11/16/34 (b)(c)(d)	1,993,704	1,977,096
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9414% 11/20/33 (b)(c)(d)	2,529,561	2,524,747
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	708,040	606,286
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	2,477,256	2,130,494
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7372% 10/22/34 (b)(c)(d)	1,367,988	1,355,809
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.638% 4/15/35 (b)(c)(d)	3,167,000	3,126,409
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7796% 1/15/33 (b)(c)(d)	981,516	981,142
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5272% 1/22/28 (b)(c)(d)	1,130,579	1,125,868
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7217% 4/19/34 (b)(c)(d)	2,186,940	2,174,951
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7072% 1/22/35 (b)(c)(d)	2,223,747	2,205,503
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6896% 7/15/34 (b)(c)(d)	1,390,072	1,378,603
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.8072% 1/22/31 (b)(c)(d)	573,573	567,951
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 6.9585% 4/22/36 (b)(c)(d)	1,275,000	1,276,160
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7278% 10/20/34 (b)(c)(d)	461,006	458,515
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(c)(d)	2,357,478	2,344,644
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6078% 4/20/34 (b)(c)(d)	1,823,166	1,802,345
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7428% 1/25/35 (b)(c)(d)	5,340,000	5,309,509
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5596% 1/15/34 (b)(c)(d)	1,904,754	1,894,767
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6578% 10/20/30 (b)(c)(d)	1,854,604	1,850,381
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6792% 1/25/36 (c)(d)	36,749	35,870
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.7178% 10/20/34 (b)(c)(d)	760,982	755,186
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	1,430,275	1,192,373
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,550,390	1,385,656
Class A2II, 4.008% 12/5/51 (b)	1,384,910	1,116,312
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	1,213,091	1,028,434
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7078% 4/20/34 (b)(c)(d)	2,604,698	2,585,858
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.648% 1/15/37 (b)(c)(d)	2,626,000	2,596,581
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	1,282,680	1,085,391
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,902,000	1,820,596
1.884% 7/15/50 (b)	733,000	662,816
2.328% 7/15/52 (b)	560,000	476,363
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0761% 7/20/30 (b)(c)(d)	368,431	368,438
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6656% 4/23/35 (b)(c)(d)	2,727,000	2,685,468
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6296% 7/15/32 (b)(c)(d)	256,728	255,190
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5617% 4/19/34 (b)(c)(d)	2,313,924	2,283,584
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6678% 4/20/33 (b)(c)(d)	2,177,375	2,159,505
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2942% 9/25/34 (c)(d)	2,132	2,039
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	1,438,956	1,223,127
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,949,387	1,640,019
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8578% 7/20/32 (b)(c)(d)	2,009,654	2,006,724
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7417% 7/19/34 (b)(c)(d)	1,277,198	1,268,448
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(c)(d)	2,613,900	2,583,968
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.7196% 7/16/34 (b)(c)(d)	1,289,773	1,271,619
TOTAL ASSET-BACKED SECURITIES (Cost $156,389,428)		151,004,745

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	799,125	774,175
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (c)(d)	428	377
TOTAL PRIVATE SPONSOR		774,552
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,264	2,259
Series 1999-57 Class PH, 6.5% 12/25/29	16,191	16,159
TOTAL U.S. GOVERNMENT AGENCY		18,418
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $817,197)		792,970

Commercial Mortgage Securities - 3.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.483% 1/15/39 (b)(c)(d)	1,415,000	1,377,449
Class B, CME Term SOFR 1 Month Index + 1.550% 6.883% 1/15/39 (b)(c)(d)	267,000	258,535
Class C, CME Term SOFR 1 Month Index + 2.150% 7.483% 1/15/39 (b)(c)(d)	191,000	183,882
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,183,000	1,042,021
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	265,000	212,220
Class CNM, 3.8425% 11/5/32 (b)(c)	110,000	79,291
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	118,089	107,768
Series 2019-BN21 Class A5, 2.851% 10/17/52	201,824	170,105
Bbcms Mortgage Trust 2023-C21 sequential payer Series 2023-C21 Class A3, 1 month U.S. LIBOR + 0.000% 6.5061% 9/15/56 (c)(d)	1,307,000	1,309,906
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	420,518	387,130
Series 2019-B10 Class A4, 3.717% 3/15/62	389,846	348,061
Series 2018-B8 Class A5, 4.2317% 1/15/52	2,882,896	2,612,967
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.4965% 11/15/28 (b)(c)(d)	1,079,000	1,077,067
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2302% 4/15/37 (b)(c)(d)	5,047,000	4,955,838
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7792% 4/15/37 (b)(c)(d)	1,341,000	1,307,344
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1356% 10/15/36 (b)(c)(d)	2,648,253	2,588,427
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3453% 10/15/36 (b)(c)(d)	396,287	384,972
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5451% 10/15/36 (b)(c)(d)	530,325	513,021
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7448% 10/15/36 (b)(c)(d)	514,682	493,852
Class E, CME Term SOFR 1 Month Index + 2.060% 7.394% 10/15/36 (b)(c)(d)	1,789,733	1,729,075
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3451% 2/15/39 (b)(c)(d)	2,911,390	2,841,049
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6445% 2/15/39 (b)(c)(d)	877,305	853,396
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8939% 2/15/39 (b)(c)(d)	877,305	845,362
Class D, CME Term SOFR 1 Month Index + 1.960% 7.293% 2/15/39 (b)(c)(d)	877,305	839,657
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.410% 6.7465% 4/15/34 (b)(c)(d)	1,007,281	994,373
Class C, CME Term SOFR 1 Month Index + 1.710% 7.0465% 4/15/34 (b)(c)(d)	665,897	656,511
Class D, CME Term SOFR 1 Month Index + 2.010% 7.3465% 4/15/34 (b)(c)(d)	699,023	688,274
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.110% 6.4465% 4/15/34 (b)(c)(d)	1,656,308	1,643,572
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5267% 10/15/36 (b)(c)(d)	806,653	801,546
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6967% 10/15/36 (b)(c)(d)	1,014,182	1,006,478
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8967% 10/15/36 (b)(c)(d)	1,436,280	1,423,552
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2467% 10/15/36 (b)(c)(d)	2,018,196	1,998,395
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4972% 8/15/39 (b)(c)(d)	1,404,000	1,406,640
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8232% 4/15/37 (b)(c)(d)	2,181,009	2,164,324
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2722% 4/15/37 (b)(c)(d)	1,111,761	1,093,624
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6222% 4/15/37 (b)(c)(d)	251,069	244,295
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1712% 4/15/37 (b)(c)(d)	210,160	203,237
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3667% 10/15/36 (b)(c)(d)	409,788	408,621
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,918,461	2,562,544
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	387,699	380,660
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, CME Term SOFR 1 Month Index + 1.270% 6.61% 5/15/36 (b)(c)(d)	1,286,799	1,281,070
Class C, CME Term SOFR 1 Month Index + 1.470% 6.81% 5/15/36 (b)(c)(d)	242,397	240,849
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	587,129	525,573
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	1,129,357	1,100,256
Class B, 4.5349% 4/15/36 (b)	347,211	336,139
Class C, 4.9414% 4/15/36 (b)(c)	233,110	225,297
Class D, 4.9414% 4/15/36 (b)(c)	465,913	446,962
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1485% 11/15/38 (b)(c)(d)	3,658,294	3,575,660
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5677% 11/15/38 (b)(c)(d)	1,015,000	991,429
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5265% 7/15/38 (b)(c)(d)	1,151,991	1,142,227
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8265% 7/15/38 (b)(c)(d)	655,836	647,808
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1465% 7/15/38 (b)(c)(d)	2,373,368	2,337,888
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6965% 7/15/38 (b)(c)(d)	975,200	959,284
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3975% 10/15/36 (b)(c)(d)	1,559,690	1,485,290
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5975% 10/15/36 (b)(c)(d)	241,085	224,819
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9975% 10/15/36 (b)(c)(d)	2,497,757	2,324,472
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8206% 8/15/39 (b)(c)(d)	2,328,000	2,330,917
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	223,602	178,882
Class DFX, 5.3503% 7/5/33 (b)	386,779	293,952
Class EFX, 5.5423% 7/5/33 (b)(c)	470,207	338,549
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6274% 5/15/39 (b)(c)(d)	3,430,000	3,367,999
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1261% 5/15/39 (b)(c)(d)	2,383,000	2,332,163
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4253% 5/15/39 (b)(c)(d)	1,335,000	1,298,169
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8741% 5/15/39 (b)(c)(d)	1,187,000	1,125,191
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1465% 3/15/38 (b)(c)(d)	2,199,143	2,154,935
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3265% 3/15/38 (b)(c)(d)	530,641	517,974
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5465% 3/15/38 (b)(c)(d)	333,761	324,116
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8465% 3/15/38 (b)(c)(d)	464,311	449,145
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1965% 3/15/38 (b)(c)(d)	405,819	390,589
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.63% 8/15/33 (b)(c)(d)	1,059,546	828,830
Class C, CME Term SOFR 1 Month Index + 1.540% 6.88% 8/15/33 (b)(c)(d)	2,551,942	1,769,069
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,570,651	2,362,264
Series 2018-H4 Class A4, 4.31% 12/15/51	1,895,246	1,742,544
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	371,442	329,774
Class C, 3.283% 11/10/36 (b)(c)	356,413	307,240
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.8916% 12/15/37 (b)(c)(d)(g)	139,306	138,872
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	823,842	823,346
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3322% 2/15/39 (b)(c)(d)	642,000	605,435
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9822% 2/15/39 (b)(c)(d)	334,000	312,144
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1775% 11/15/38 (b)(c)(d)	2,470,353	2,423,852
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5265% 11/15/38 (b)(c)(d)	2,067,917	2,021,208
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7757% 11/15/38 (b)(c)(d)	878,763	857,536
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0249% 11/15/38 (b)(c)(d)	577,561	561,255
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,766,729	1,345,610
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	113,488	85,556
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6475% 5/15/31 (b)(c)(d)	1,349,000	1,292,826
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,026,911	982,794
Series 2018-C48 Class A5, 4.302% 1/15/52	850,545	783,627
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $102,537,412)		96,716,427

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	1,115,000	1,058,459
Series 2010-1, 6.63% 2/1/35	3,161,538	3,188,368
Series 2010-3:
6.725% 4/1/35	2,686,154	2,733,782
7.35% 7/1/35	1,457,143	1,517,755
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,221,000	2,345,739
TOTAL MUNICIPAL SECURITIES (Cost $11,705,573)		10,844,103

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	1,748,000	1,307,224
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	966,000	843,762
4.5% 4/22/60 (b)	736,000	563,739
State of Qatar 4.4% 4/16/50 (b)	2,181,000	1,773,480
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,809,611)		4,488,205

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)	847,000	775,031
Regions Bank 6.45% 6/26/37	2,368,000	2,203,860
TOTAL BANK NOTES (Cost $3,284,589)		2,978,891

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h) (Cost $144,875,842)	144,847,267	144,876,236

TOTAL INVESTMENT IN SECURITIES - 113.6% (Cost $3,405,771,273)	3,073,696,219
NET OTHER ASSETS (LIABILITIES) - (13.6)%	(368,538,252)
NET ASSETS - 100.0%	2,705,157,967

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2.5% 10/1/53	(10,300,000)	(8,416,562)
3% 10/1/53	(4,700,000)	(3,982,995)
3% 10/1/53	(4,700,000)	(3,982,995)

TOTAL GINNIE MAE		(16,382,552)

Uniform Mortgage Backed Securities
2% 10/1/53	(6,175,000)	(4,693,929)
2% 10/1/53	(11,550,000)	(8,779,738)
2% 10/1/53	(6,400,000)	(4,864,963)
2% 10/1/53	(18,850,000)	(14,328,837)
2% 10/1/53	(175,000)	(133,026)
2% 10/1/53	(18,675,000)	(14,195,811)
2% 10/1/53	(6,175,000)	(4,693,929)
2% 10/1/53	(9,500,000)	(7,221,430)
2% 10/1/53	(18,850,000)	(14,328,837)
2% 10/1/53	(9,500,000)	(7,221,430)
2% 10/1/53	(11,700,000)	(8,893,761)
2% 10/1/53	(9,300,000)	(7,069,400)
2.5% 10/1/53	(10,850,000)	(8,605,824)
2.5% 10/1/53	(5,200,000)	(4,124,450)
3% 10/1/53	(12,550,000)	(10,375,815)
3% 10/1/53	(10,050,000)	(8,308,920)
3.5% 10/1/53	(5,750,000)	(4,944,101)
6.5% 10/1/53	(300,000)	(301,434)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(133,085,635)

TOTAL TBA SALE COMMITMENTS (Proceeds $151,457,521)		(149,468,187)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $323,875,230 or 12.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $6,228,531.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	167,330,367	379,019,018	401,473,149	6,048,844	-	-	144,876,236	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	53,359,291	661,960,185	715,319,476	40,314	-	-	-	0.0%
Total	220,689,658	1,040,979,203	1,116,792,625	6,089,158	-	-	144,876,236

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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